Document Information	12 Months Ended
Mar. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000918646
Registrant Name	EAGLE MATERIALS INC.
Period End Date	Mar. 31, 2024
Reporting Currency	USD